Post-Employment Benefit Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefits to variations	100.00%
Discount rate assumes a decrease	$ 5,250	$ 5,259	$ 4,292
Discount rate assumes a increase	$ 6,109	$ 6,034	$ 4,551
Weighted average term	20 years 2 months 26 days
Term of commitments	10 years
Less Than One Year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 6,886
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	5 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	15 years